Operating Segments - Details by reporting segment Parentheticals (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Reclassification of deposit Insurance premiums from net interest income expense to non interest income expense	₩ 509,832	₩ 464,213	₩ 423,834
Reclassification of fund contributuion fees from net interest income expense to non interest income expense	533,335	453,805	402,057
Consolidated Adjustments
Disclosure of operating segments [line items]
Dividend received by the holding company from the subsidiary company	1,208,522	1,482,956	1,272,393
Consolidated Adjustments | Woori FIS Co., Ltd.
Disclosure of operating segments [line items]
Related party transaction interest income	₩ 175,437	₩ 343,810	₩ 300,297